Fair Value Measurements - Additional Information (Detail) - TLGA Working Capital Loan [Member] - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Convertible, Carrying Amount of Equity Component	$ 1.5	$ 1.5
Debt Instrument, Convertible, Conversion Price	$ 1.5	$ 1.5